FINANCIAL INSTRUMENTS (Summary of hedged items) (Details) - Cash flow hedges $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	$ 0
Financial liabilities, carrying value	0
Change in value used for calculating hedge ineffectiveness	(13,540)
Cash flow hedge reserve (AOCI)	13,540
Foreign currency risk | Forecast sales
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0
Financial liabilities, carrying value	0
Change in value used for calculating hedge ineffectiveness	1,658
Cash flow hedge reserve (AOCI)	(1,658)
Foreign currency risk | Forecast expenses
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0
Financial liabilities, carrying value	0
Change in value used for calculating hedge ineffectiveness	(883)
Cash flow hedge reserve (AOCI)	883
Commodity risk | Forecast purchases
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0
Financial liabilities, carrying value	0
Change in value used for calculating hedge ineffectiveness	(2,213)
Cash flow hedge reserve (AOCI)	2,213
Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Financial assets, carrying value	0
Financial liabilities, carrying value	0
Change in value used for calculating hedge ineffectiveness	(12,102)
Cash flow hedge reserve (AOCI)	$ 12,102